Expense Example	Jul. 28, 2025 USD ($)
Aristotle Core Bond Fund | Aristotle Core Bond Fund Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 49
Expense Example, with Redemption, 3 Years	154
Expense Example, with Redemption, 5 Years	269
Expense Example, with Redemption, 10 Years	604
Aristotle Core Bond Fund | Aristotle Core Bond Fund Class I-2
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	49
Expense Example, with Redemption, 3 Years	154
Expense Example, with Redemption, 5 Years	269
Expense Example, with Redemption, 10 Years	604
Aristotle Core Equity Fund | Aristotle Core Equity Fund Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	513
Expense Example, with Redemption, 3 Years	700
Expense Example, with Redemption, 5 Years	902
Expense Example, with Redemption, 10 Years	1,486
Aristotle Core Equity Fund | Aristotle Core Equity Fund Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	66
Expense Example, with Redemption, 3 Years	208
Expense Example, with Redemption, 5 Years	362
Expense Example, with Redemption, 10 Years	810
Aristotle Core Equity Fund | Aristotle Core Equity Fund Class I-2
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	66
Expense Example, with Redemption, 3 Years	208
Expense Example, with Redemption, 5 Years	362
Expense Example, with Redemption, 10 Years	810
Aristotle Core Income Fund | Aristotle Core Income Fund Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	508
Expense Example, with Redemption, 3 Years	685
Expense Example, with Redemption, 5 Years	876
Expense Example, with Redemption, 10 Years	1,429
Aristotle Core Income Fund | Aristotle Core Income Fund Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	263
Expense Example, with Redemption, 3 Years	505
Expense Example, with Redemption, 5 Years	871
Expense Example, with Redemption, 10 Years	1,900
Aristotle Core Income Fund | Aristotle Core Income Fund Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	46
Expense Example, with Redemption, 3 Years	144
Expense Example, with Redemption, 5 Years	252
Expense Example, with Redemption, 10 Years	567
Aristotle Core Income Fund | Aristotle Core Income Fund Class I-2
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	56
Expense Example, with Redemption, 3 Years	176
Expense Example, with Redemption, 5 Years	307
Expense Example, with Redemption, 10 Years	689
Aristotle Floating Rate Income Fund | Aristotle Floating Rate Income Fund Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	404
Expense Example, with Redemption, 3 Years	624
Expense Example, with Redemption, 5 Years	862
Expense Example, with Redemption, 10 Years	1,544
Aristotle Floating Rate Income Fund | Aristotle Floating Rate Income Fund Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	283
Expense Example, with Redemption, 3 Years	566
Expense Example, with Redemption, 5 Years	975
Expense Example, with Redemption, 10 Years	2,116
Aristotle Floating Rate Income Fund | Aristotle Floating Rate Income Fund Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	74
Expense Example, with Redemption, 3 Years	230
Expense Example, with Redemption, 5 Years	401
Expense Example, with Redemption, 10 Years	894
Aristotle Floating Rate Income Fund | Aristotle Floating Rate Income Fund Class I-2
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	82
Expense Example, with Redemption, 3 Years	255
Expense Example, with Redemption, 5 Years	444
Expense Example, with Redemption, 10 Years	990
Aristotle Growth Equity Fund | Aristotle Growth Equity Fund Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	518
Expense Example, with Redemption, 3 Years	715
Expense Example, with Redemption, 5 Years	928
Expense Example, with Redemption, 10 Years	1,542
Aristotle Growth Equity Fund | Aristotle Growth Equity Fund Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	72
Expense Example, with Redemption, 3 Years	224
Expense Example, with Redemption, 5 Years	390
Expense Example, with Redemption, 10 Years	871
Aristotle Growth Equity Fund | Aristotle Growth Equity Fund Class I-2
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	72
Expense Example, with Redemption, 3 Years	224
Expense Example, with Redemption, 5 Years	390
Expense Example, with Redemption, 10 Years	871
Aristotle High Yield Bond Fund | Aristotle High Yield Bond Fund Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	518
Expense Example, with Redemption, 3 Years	715
Expense Example, with Redemption, 5 Years	928
Expense Example, with Redemption, 10 Years	1,542
Aristotle High Yield Bond Fund | Aristotle High Yield Bond Fund Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	273
Expense Example, with Redemption, 3 Years	536
Expense Example, with Redemption, 5 Years	923
Expense Example, with Redemption, 10 Years	2,009
Aristotle High Yield Bond Fund | Aristotle High Yield Bond Fund Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	56
Expense Example, with Redemption, 3 Years	176
Expense Example, with Redemption, 5 Years	307
Expense Example, with Redemption, 10 Years	689
Aristotle High Yield Bond Fund | Aristotle High Yield Bond Fund Class I-2
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	66
Expense Example, with Redemption, 3 Years	208
Expense Example, with Redemption, 5 Years	362
Expense Example, with Redemption, 10 Years	810
Aristotle International Equity Fund | Aristotle International Equity Fund Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	527
Expense Example, with Redemption, 3 Years	742
Expense Example, with Redemption, 5 Years	975
Expense Example, with Redemption, 10 Years	1,642
Aristotle International Equity Fund | Aristotle International Equity Fund Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	80
Expense Example, with Redemption, 3 Years	249
Expense Example, with Redemption, 5 Years	436
Expense Example, with Redemption, 10 Years	975
Aristotle International Equity Fund | Aristotle International Equity Fund Class I-2
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	80
Expense Example, with Redemption, 3 Years	249
Expense Example, with Redemption, 5 Years	436
Expense Example, with Redemption, 10 Years	975
Aristotle Portfolio Optimization Aggressive Growth Fund | Aristotle Portfolio Optimization Aggressive Growth Fund Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	658
Expense Example, with Redemption, 3 Years	886
Expense Example, with Redemption, 5 Years	1,133
Expense Example, with Redemption, 10 Years	1,838
Aristotle Portfolio Optimization Aggressive Growth Fund | Aristotle Portfolio Optimization Aggressive Growth Fund Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	290
Expense Example, with Redemption, 3 Years	588
Expense Example, with Redemption, 5 Years	1,011
Expense Example, with Redemption, 10 Years	2,190
Aristotle Portfolio Optimization Aggressive Growth Fund | Aristotle Portfolio Optimization Aggressive Growth Fund Class I-2
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	89
Expense Example, with Redemption, 3 Years	278
Expense Example, with Redemption, 5 Years	482
Expense Example, with Redemption, 10 Years	1,073
Aristotle Portfolio Optimization Conservative Fund | Aristotle Portfolio Optimization Conservative Fund Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	654
Expense Example, with Redemption, 3 Years	875
Expense Example, with Redemption, 5 Years	1,113
Expense Example, with Redemption, 10 Years	1,795
Aristotle Portfolio Optimization Conservative Fund | Aristotle Portfolio Optimization Conservative Fund Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	286
Expense Example, with Redemption, 3 Years	576
Expense Example, with Redemption, 5 Years	990
Expense Example, with Redemption, 10 Years	2,148
Aristotle Portfolio Optimization Conservative Fund | Aristotle Portfolio Optimization Conservative Fund Class I-2
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	85
Expense Example, with Redemption, 3 Years	265
Expense Example, with Redemption, 5 Years	460
Expense Example, with Redemption, 10 Years	1,025
Aristotle Portfolio Optimization Growth Fund | Aristotle Portfolio Optimization Growth Fund Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	657
Expense Example, with Redemption, 3 Years	883
Expense Example, with Redemption, 5 Years	1,128
Expense Example, with Redemption, 10 Years	1,827
Aristotle Portfolio Optimization Growth Fund | Aristotle Portfolio Optimization Growth Fund Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	289
Expense Example, with Redemption, 3 Years	585
Expense Example, with Redemption, 5 Years	1,006
Expense Example, with Redemption, 10 Years	2,180
Aristotle Portfolio Optimization Growth Fund | Aristotle Portfolio Optimization Growth Fund Class I-2
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	88
Expense Example, with Redemption, 3 Years	274
Expense Example, with Redemption, 5 Years	477
Expense Example, with Redemption, 10 Years	1,061
Aristotle Portfolio Optimization Moderate Conservative Fund | Aristotle Portfolio Optimization Moderate Conservative Fund Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	656
Expense Example, with Redemption, 3 Years	880
Expense Example, with Redemption, 5 Years	1,123
Expense Example, with Redemption, 10 Years	1,816
Aristotle Portfolio Optimization Moderate Conservative Fund | Aristotle Portfolio Optimization Moderate Conservative Fund Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	288
Expense Example, with Redemption, 3 Years	582
Expense Example, with Redemption, 5 Years	1,001
Expense Example, with Redemption, 10 Years	2,169
Aristotle Portfolio Optimization Moderate Conservative Fund | Aristotle Portfolio Optimization Moderate Conservative Fund Class I-2
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	87
Expense Example, with Redemption, 3 Years	271
Expense Example, with Redemption, 5 Years	471
Expense Example, with Redemption, 10 Years	1,049
Aristotle Portfolio Optimization Moderate Fund | Aristotle Portfolio Optimization Moderate Fund Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	658
Expense Example, with Redemption, 3 Years	886
Expense Example, with Redemption, 5 Years	1,133
Expense Example, with Redemption, 10 Years	1,838
Aristotle Portfolio Optimization Moderate Fund | Aristotle Portfolio Optimization Moderate Fund Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	290
Expense Example, with Redemption, 3 Years	588
Expense Example, with Redemption, 5 Years	1,011
Expense Example, with Redemption, 10 Years	2,190
Aristotle Portfolio Optimization Moderate Fund | Aristotle Portfolio Optimization Moderate Fund Class I-2
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	89
Expense Example, with Redemption, 3 Years	278
Expense Example, with Redemption, 5 Years	482
Expense Example, with Redemption, 10 Years	1,073
Aristotle Short Duration Income Fund | Aristotle Short Duration Income Fund Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	374
Expense Example, with Redemption, 3 Years	532
Expense Example, with Redemption, 5 Years	704
Expense Example, with Redemption, 10 Years	1,202
Aristotle Short Duration Income Fund | Aristotle Short Duration Income Fund Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	253
Expense Example, with Redemption, 3 Years	474
Expense Example, with Redemption, 5 Years	818
Expense Example, with Redemption, 10 Years	1,791
Aristotle Short Duration Income Fund | Aristotle Short Duration Income Fund Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	40
Expense Example, with Redemption, 3 Years	125
Expense Example, with Redemption, 5 Years	219
Expense Example, with Redemption, 10 Years	493
Aristotle Short Duration Income Fund | Aristotle Short Duration Income Fund Class I-2
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	50
Expense Example, with Redemption, 3 Years	157
Expense Example, with Redemption, 5 Years	274
Expense Example, with Redemption, 10 Years	616
Aristotle Small Cap Equity Fund | Aristotle Small Cap Equity Fund Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	538
Expense Example, with Redemption, 3 Years	778
Expense Example, with Redemption, 5 Years	1,036
Expense Example, with Redemption, 10 Years	1,774
Aristotle Small Cap Equity Fund | Aristotle Small Cap Equity Fund Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	294
Expense Example, with Redemption, 3 Years	600
Expense Example, with Redemption, 5 Years	1,032
Expense Example, with Redemption, 10 Years	2,233
Aristotle Small Cap Equity Fund | Aristotle Small Cap Equity Fund Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	92
Expense Example, with Redemption, 3 Years	287
Expense Example, with Redemption, 5 Years	498
Expense Example, with Redemption, 10 Years	1,108
Aristotle Small Cap Equity Fund | Aristotle Small Cap Equity Fund Class R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	87
Expense Example, with Redemption, 3 Years	271
Expense Example, with Redemption, 5 Years	474
Expense Example, with Redemption, 10 Years	1,058
Aristotle Small Cap Equity Fund | Aristotle Small Cap Equity Fund Class I-2
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	92
Expense Example, with Redemption, 3 Years	287
Expense Example, with Redemption, 5 Years	501
Expense Example, with Redemption, 10 Years	1,117
Aristotle Small/Mid Cap Equity Fund | Aristotle Small/Mid Cap Equity Fund Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	548
Expense Example, with Redemption, 3 Years	808
Expense Example, with Redemption, 5 Years	1,087
Expense Example, with Redemption, 10 Years	1,883
Aristotle Small/Mid Cap Equity Fund | Aristotle Small/Mid Cap Equity Fund Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	304
Expense Example, with Redemption, 3 Years	630
Expense Example, with Redemption, 5 Years	1,083
Expense Example, with Redemption, 10 Years	2,338
Aristotle Small/Mid Cap Equity Fund | Aristotle Small/Mid Cap Equity Fund Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	98
Expense Example, with Redemption, 3 Years	306
Expense Example, with Redemption, 5 Years	531
Expense Example, with Redemption, 10 Years	1,178
Aristotle Small/Mid Cap Equity Fund | Aristotle Small/Mid Cap Equity Fund Class I-2
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	103
Expense Example, with Redemption, 3 Years	322
Expense Example, with Redemption, 5 Years	558
Expense Example, with Redemption, 10 Years	1,236
Aristotle Strategic Income Fund | Aristotle Strategic Income Fund Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	517
Expense Example, with Redemption, 3 Years	712
Expense Example, with Redemption, 5 Years	923
Expense Example, with Redemption, 10 Years	1,531
Aristotle Strategic Income Fund | Aristotle Strategic Income Fund Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	272
Expense Example, with Redemption, 3 Years	533
Expense Example, with Redemption, 5 Years	918
Expense Example, with Redemption, 10 Years	1,998
Aristotle Strategic Income Fund | Aristotle Strategic Income Fund Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	60
Expense Example, with Redemption, 3 Years	189
Expense Example, with Redemption, 5 Years	329
Expense Example, with Redemption, 10 Years	738
Aristotle Strategic Income Fund | Aristotle Strategic Income Fund Class I-2
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	70
Expense Example, with Redemption, 3 Years	221
Expense Example, with Redemption, 5 Years	384
Expense Example, with Redemption, 10 Years	859
Aristotle Ultra Short Income Fund | Aristotle Ultra Short Income Fund Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	59
Expense Example, with Redemption, 3 Years	186
Expense Example, with Redemption, 5 Years	324
Expense Example, with Redemption, 10 Years	726
Aristotle Ultra Short Income Fund | Aristotle Ultra Short Income Fund Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	33
Expense Example, with Redemption, 3 Years	103
Expense Example, with Redemption, 5 Years	182
Expense Example, with Redemption, 10 Years	415
Aristotle Ultra Short Income Fund | Aristotle Ultra Short Income Fund Class I-2
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	33
Expense Example, with Redemption, 3 Years	103
Expense Example, with Redemption, 5 Years	182
Expense Example, with Redemption, 10 Years	415
Aristotle Value Equity Fund | Aristotle Value Equity Fund Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	518
Expense Example, with Redemption, 3 Years	715
Expense Example, with Redemption, 5 Years	928
Expense Example, with Redemption, 10 Years	1,542
Aristotle Value Equity Fund | Aristotle Value Equity Fund Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	70
Expense Example, with Redemption, 3 Years	221
Expense Example, with Redemption, 5 Years	384
Expense Example, with Redemption, 10 Years	859
Aristotle Value Equity Fund | Aristotle Value Equity Fund Class R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	62
Expense Example, with Redemption, 3 Years	195
Expense Example, with Redemption, 5 Years	343
Expense Example, with Redemption, 10 Years	771
Aristotle Value Equity Fund | Aristotle Value Equity Fund Class I-2
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	70
Expense Example, with Redemption, 3 Years	221
Expense Example, with Redemption, 5 Years	387
Expense Example, with Redemption, 10 Years	868
Aristotle/Saul Global Equity Fund | Aristotle/Saul Global Equity Fund Class I-2
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	81
Expense Example, with Redemption, 3 Years	252
Expense Example, with Redemption, 5 Years	439
Expense Example, with Redemption, 10 Years	$ 978